Income Taxes - Narrative (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 37.9	$ 40.6
Other Tax Carryforward, Gross Amount	110.1
Expires after one year before year two [Member]
Valuation Allowance [Line Items]
Other Tax Carryforward, Gross Amount	104.1
Expires after year two before year three [Member]
Valuation Allowance [Line Items]
Other Tax Carryforward, Gross Amount	0.1
Expires after year three before year four [Member]
Valuation Allowance [Line Items]
Other Tax Carryforward, Gross Amount	$ 5.9